Other Income	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Other income
17.	Other income

Other income consists of the following:

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
	RMB	RMB	RMB
Government subsidies	5,307,351	3,216,168	3,348,712
Income from airdrop and crypto investment products	—	—	33,859,289
Others	1,803,742	—	2,737,314
Total	7,111,093	3,216,168	39,945,315